SIGNIFICANT ACCOUNTING POLICIES (Share Based Compensation and Long-lived Assets to be Disposed of - Narrative) (Details)	12 Months Ended
Dec. 31, 2014 item
Long-lived assets to be disposed of
Number of criteria's to be met for classification as held for sale	6
Period of completion of sale of assets held for sale to classify as a complete sale	1 year
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Requisite service period for recording stock-based compensation expense	1 year
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Requisite service period for recording stock-based compensation expense	4 years